FINANCIAL INSTRUMENTS (Impact of Derivative Instruments on Total Operating Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments, All Other Investments [Abstract]
Loss (gain) on derivative instruments	$ 1,813	$ 453	$ 796